Amortization and Depreciation	12 Months Ended
Dec. 31, 2021
Disclosure of Transactions Between Related Parties [Line Items]
Amortization and Depreciation
10.
Amortization and Depreciation

Amortization and depreciation expenses are composed of the following:

	2021	2020	2019
Amortization of intangible assets	3,917	656	175
Right-of-use asset amortization	453	181	181
Depreciation of Property, plant & equipment	377	155	53
Total Amortization and Depreciation	4,747	992	409

For further information related to depreciation of Property, plant and equipment refer to Note 18: Property, Plant and Equipment related to amortization of right-of-use assets refer to Note 19: Leases and related to amortization of intangible assets refer to Note 20: Intangible Assets.